CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Jun. 30, 2021
Cash and cash equivalents [abstract]
SCHEDULE OF CASH AND CASH EQUIVALENTS

	Consolidated
	2021 $	2020 $	2019 $
Reconciliation of cash and cash equivalents

Cash at bank and on hand	20,902,282	14,214,160	2,131,741
Total cash and cash equivalents	20,902,282	14,214,160	2,131,741

Reconciliation of loss for the year
Reconciliation of loss for the year after income tax to net cash flows used in operating activities is as follows:
Loss for the year after income tax	(7,077,619)	(6,294,775)	(6,425,604)

Adjust for non-cash items
Amortisation and depreciation expenses	265,748	65,148	156,260
Other expenses	—	2,885	—
Impairment of investments	—	—	500,000
Share-based payments expense	714,577	(14,442)	335,102
Interest classified as investing cash flows	—	—	(25,850)
Net (profit) / loss on disposal of plant and equipment	—	(37,000)	—
Net (gains) / losses on liquidation of subsidiary	—	—	—
Depreciation of right-of-use of assets	212,474	200,785	—
Inventory written-off	54,523	18,917	—
Gain on investment previously written off	—	(43,380)	—
Finance costs	16,338	86,503	—
Interest received	(62,394)	(22,507)	—

Net foreign exchange (gains) / losses	9,755	(597,441)	(92,518)

Adjust for changes in assets and liabilities
Decrease / (increase) in trade and other receivables	(284,971)	29,412	(517,383)
(Increase) / decrease in other operating assets	(182,602)	115,455	(70,027)
(Increase) / decrease in inventories	14,463	(59,525)	27,142
Increase / (decrease) in trade and other payables	(14,991)	891,498	60,178
Increase / (Decrease) in provisions	38,770	(53,631)	—
Increase / (decrease) in operating liabilities	—	—	(20,482)
Net cash flows from / (used in) operating activities	(6,295,929)	(5,712,098)	(6,073,182)
Financing facilities available
As at June 30, 2021, the following financing facilities had been negotiated and were available:
Total facilities
Credit cards	190,020	193,605	95,714
Facilities used as at reporting date
Credit cards	(9,511)	(5,332)	(6,516)
Facilities unused as at reporting date
Credit cards	180,509	188,272	89,198